Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Beginning balance	£ 8,641	£ 8,880
Cash flows	(889)	(1,669)
Additions	81	749
Accretion expense	638	681
Ending balance	£ 8,471	£ 8,641